Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity awards are expected to be approved for current employees, including our named executive officers, at the February Compensation Committee meeting each year with a grant date of the first business day of March. In addition to the annual equity grants, equity grants may be granted at other times during the year to new hires, employees receiving promotions, and in other special circumstances. We do not grant equity awards in anticipation of the release of material, nonpublic information or time the release of material, nonpublic information based on equity award grant dates, vesting events, or sale events. The timing of the March annual equity grants is in accordance with the yearly compensation cycle, with awards granted during the first quarter to incentivize employees to deliver on the Company’s strategic objectives for the new fiscal year. No stock options have been granted by us to our executive officers since 2011, and there are no current plans to grant our executive officers stock options. Currently, employees that are categorized as a “Director” or above receive restricted stock and employees that are categorized below the “Director” role receive stock options.
Eligible employees, including our named executive officers, may voluntarily enroll in the ESPP and receive an option to purchase shares at a discount using accumulated payroll deductions. Purchase dates under the ESPP are generally the last business day of each month.

Award Timing Method	The timing of the March annual equity grants is in accordance with the yearly compensation cycle, with awards granted during the first quarter to incentivize employees to deliver on the Company’s strategic objectives for the new fiscal year. No stock options have been granted by us to our executive officers since 2011, and there are no current plans to grant our executive officers stock options. Currently, employees that are categorized as a “Director” or above receive restricted stock and employees that are categorized below the “Director” role receive stock options.
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false